[Letterhead of Sullivan & Triggs, LLP]
September 7, 2007

Writer’s Direct Contact (310) 451-8302 bsullivan@sullivantriggs.com
VIA EDGAR AND OVERNIGHT DELIVERY
H. Christopher Owings
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	BabyUniverse, Inc. Amendment No. 1 to Registration Statement on Form S-4 Filed July 23, 2007 File No. 333-143765
Dear Mr. Owings:
     On behalf of BabyUniverse, Inc. (the “Company”), we are transmitting for filing Amendment No. 2 (the “Amendment”) to the Registration Statement on Form S-4 (File No. 333-143765) (the “Registration Statement”). A courtesy copy of the Amendment will be provided that is marked to show changes from Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on July 23, 2007.
     The Amendment is being filed in response to comments received from the Commission staff (the “Staff”) by letter dated August 15, 2007, to which we respond in this letter. The relevant text of the Staff’s comments has been included in this letter. The headings and numbering below correspond to the headings and numbering in the Staff’s letter.
General
1.	Comment: Please revise your registration statement to include the financial statements for the quarter ended June 30, 2007. See Rule 3-12 of Regulation S-X.

Response: In response to the Staff’s comment, the Company has included in the Amendment the financial statements of the Company for the six months ended June 30, 2007 and the financial statements of eToys Direct, Inc. for the six months ended August 4, 2007.
eToys Direct Selected Historical Consolidated Financial Data, page 12
2.	Comment: We note that you have revised your presentation in response to comments 46 and 49 to reflect the restated amounts and line items for both the operations and balance sheet data for all years presented. Please revise your presentation to properly label the appropriate columns as being “restated.”
Response: In response to the Staff’s comment, the Company has revised the presentation as requested on page 12 of the Amendment.
Selected Unaudited Pro Forma Condensed Combined Statement of Operations, pages 14-15
3.	Comment: We note that you have revised your presentation in response to comments 46 and 49 to reflect the restated amounts and line items for both the statement of operations and the balance sheet dated of eToys Direct, Inc. Please revise your presentation to properly label the appropriate columns as being “restated.”
Response: In response to the Staff’s comment, the Company has revised the presentation as requested on pages 14 and 15 of the Amendment.
BabyUniverse Proposal No. 1-Approval of the Merger...page 56
Background of the Merger, page 56
4.	Comment: We note your response to comment 16 in our letter dated July 11, 2007. Please revise to elaborate upon this discussion to describe in greater detail the “methodology that [Singer Lewak] used to evaluate the financial statements and tax positions of eToys Direct and their analysis of the results of that review.” Also, clarify your disclosure to explain how the tax and financial review conducted by Singer Lewak was relevant to the Board’s determination as to the fairness of the transaction.
Response: In response to the Staff’s comment, the Company has revised the presentation as requested on page 59 of the Amendment.
Opinion of BabyUniverse’s Financial Advisor, page 66
5.	Comment: We note your response to comment 18 in our letter dated July 11, 2007. While we note your concerns regarding the inclusion of such projections, this information may still be considered material to an investment decision of your shareholders. Further, as you have already acknowledged, this information can be provided with appropriate disclosure regarding the dated nature of the information. Please revise your document to disclose this information or tell us why you believe these projections are not material to an investment decision.
Response: In response to the Staff’s comment, the Company has disclosed the information as requested commencing on page 74 of the Amendment.
The Merger Agreement, page 83
6.	Comment: We note your response to comment 23 in our letter dated July 11, 2007. We note that you have revised the fifth sentence to state that the representations and warranties “...should not be relied upon by any other person.” It appears that this sentence was included because the representations and warranties are subject to qualifications and limitations in the merger agreement, as discussed in the sixth sentence and as you make clear in the seventh sentence that begins “[a]ccordingly...” Therefore, please revise the fifth sentence to remove the disclaimer or indicate that the rationale for lack of reliance is because the representations and warranties may not represent the actual state of facts.
Response: In response to the Staff’s comment, the Company has removed the disclamatory language as requested from page 84 of the Amendment.
BabyUniverse Proposal No. 2, page 102
7.	Comment: We note your response to comment 25 in our letter dated July 11, 2007. Please provide us with a further analysis of why the two private placements and your public offering are not for the same general purpose.
Response: We respectfully submit that the two private placements and the public offering of securities to the stockholders of eToys Direct, Inc. pursuant to the Registration Statement are motivated by fundamentally different corporate purposes: the purpose of the private placements was to raise funds for the Company in an equity financing, primarily in order to pay off the Company’s existing bank indebtedness in the aggregate principal amount of $7,000,000 (the “Bank Indebtedness”) and related fees and expenses; the purpose of the public offering pursuant to the Registration Statement is the implementation of a key step in effecting the Company’s merger transaction with eToys Direct, Inc. (the “Merger”), with no funds flowing to the Company as a direct result thereof. Although the Agreement and Plan of Merger by and among the Company, eToys Direct, Inc. and Baby Acquisition Sub, Inc., dated as of March 13, 2007 (the “Merger Agreement”), sets forth as one of the conditions to the obligations of eToys Direct, Inc. to effect the Merger that all of the Bank Indebtedness be repaid immediately prior to the effective time of the Merger with the proceeds to the Company of a private equity financing, we are advised by the Company that it has been the Company’s intention, since a point in time prior to the date that the Company entered into the Merger Agreement, to retire the Bank Indebtedness in calendar 2007 with the proceeds from one or more private placements of its equity securities, whether or not the Merger, or any similar transaction, is consummated.
     In addition, we hereby supplementally advise the Staff that, as reflected in a number of places in the Amendment, the Company entered into three additional private placement transactions after the filing of Amendment No. 1 to the Registration Statement with the Commission on July 23, 2007 (the “Subsequent Private Placements”), the purpose of which was to ensure that the Company had sufficient funds, as of the closing date of the Merger, to pay off the Bank Indebtedness (and related fees and expenses), and to pay the transaction fees incurred by the Company in connection with the Merger, the making of such payments being a condition precedent to the obligation of eToys Direct, Inc. to consummate the Merger. As of August 30, 2007, the Company and CIBC World Markets Corp. (“CIBC”), the registered broker-dealer acting as the Company’s exclusive placement agent in connection with the private placement transactions effected by the Company during the period from May 29, 2007 through September 5, 2007 (collectively, the “Private Placement”), entered into a Subscription Agreement (the “CIBC Subscription Agreement”), pursuant to which CIBC agreed to cancel its entire placement agency fee in consideration of the Company’s issuance to it, upon the closing of the Merger, of an aggregate of 71,869 shares of the Company’s Common Stock, par value $0.001 per share (the “Common Stock”). As of September 5, 2007, the Company and three investment funds managed by Janus Capital Management, LLC (“JCM”) (collectively, the “Janus Funds”) amended the stock purchase agreement among such parties dated as of June 13, 2007 to provide for the issuance and sale of an additional aggregate of 218,979 shares of Common Stock to the Janus Funds for an aggregate purchase price of approximately $1,500,000, pursuant to the terms of a First Amendment to Stock Purchase Agreement (the “Janus Amendment”). Also as of September 5, 2007, Lydian Private Bank, the holder of $2,000,000 in Bank Indebtedness (the “Lydian Loan”), agreed to transfer to Lydian Trust Company, an affiliate of Lydian Private Bank, the entire Lydian Loan, and Lydian Trust Company and the Company agreed, pursuant to the terms of a Subscription and Loan Satisfaction Agreement (the “Lydian Subscription Agreement”), that payment by the Company of $1,100,000 in cash to Lydian Trust Company and the issuance to Lydian Trust Company of an aggregate of 145,985 shares of Common Stock, in each case upon the closing of the Merger, will constitute payment in full of the Lydian Loan. The Company is filing each of the CIBC Subscription Agreement, the Janus Amendment, and the Lydian Subscription Agreement as an exhibit to the Amendment.
     In the undersigned’s letter to you dated July 23, 2007 transmitting for filing Amendment No. 1 to the Registration Statement, an analysis, grounded primarily in the principles articulated by the Staff in Black Box Incorporated (June 26, 1990) (“Black Box”) and Squadron, Ellenoff, Pleasant & Lehrer (February 28, 1992) (“Squadron Ellenoff”), was provided supporting the Company’s position that no portion of the private placement transactions completed by the Company during the period from May 29, 2007 through July 23, 2007 (the “Prior Private Placements”) should be integrated with the registered offering of shares of Common Stock pursuant to the Registration Statement (the “Registered Offering”). Black Box, as clarified by Squadron Ellenoff, stands for the proposition that offers and sales of securities solely to “qualified institutional buyers”, as defined in Rule 144A promulgated under the Securities Act of 1933, as amended (“QIBs”), and no more than two or three large institutional accredited investors, in an otherwise valid private placement subsequent to the filing of a registration statement by the issuer, are not to be integrated with the registered offering pursuant to the registration statement. We respectfully submit, conformably with that proposition, that no portion of the Subsequent Private Placements is properly integrated with the Registered Offering, as (i) CIBC has represented to the Company that CIBC is a QIB; (ii) in-house legal counsel to JCM has represented to the Company that each of the Janus Funds is a QIB; and (iii) Lydian Trust Company has represented to the Company that it is an accredited investor, and in-house legal counsel to Lydian Trust Company has represented to the Company that it has assets of approximately $1.9 billion, and has in excess of $25.0 million invested in securities of unaffiliated issuers. Accordingly, the Subsequent Private Placements as a whole involved sales of the Company’s securities only to QIBs and one large institutional accredited investor, and the Private Placement, consisting of the Prior Private Placements and the Subsequent Private Placements, involved sales of the Company’s securities only to QIBs and two large institutional accredited investors.
Compensation Discussion and Analysis, page 124
8.	Comment: We note your response to comment 34 in our letter dated July 11, 2007. Please provide greater detail concerning the elements of compensation. For example, with regard to base salary, it appears that you are benchmarking base salary against similar sized companies in the ecommerce arena. If this is correct, please provide more information of the components of your benchmarks; for example, how many companies are included in your benchmark. With regard to discretionary bonuses, the circumstances under which you will award a discretionary bonus appear vague. Please either provide more details of the circumstances under which you will award a discretionary bonus or if the case is such, explain that the board has a very wide discretion to award such a bonus.
Response: In response to the Staff’s comment, the Company has removed the language that could have been interpreted to suggest that the Company engages in benchmarking from page 129 of the Amendment, and the Company has included further details with respect to the circumstances under which the Company awards discretionary bonuses as requested on page 129 of the Amendment.
Unaudited Pro Forma Condensed Combined Financial Statements, pages 113-123
9.	Comment: We note that you have revised your presentation in response to comments 46 and 49 to reflect the restated amounts and line items for both the balance sheet and statement of operations for eToys Direct, Inc. Please revise your presentation to properly label the appropriate columns as being “restated”.
Response: In response to the Staff’s comment, the Company has revised the presentation as requested on pages 115 and 116 of the Amendment.

10.	Comment: Please revise your presentation of the historical balance sheet of BabyUniverse as of December 31, 2006 to separately disclose the historical amounts for intangible assets and goodwill as previously reported in Form 10-K.
Response: In response to the Staff’s comment, the Company has revised the presentation as requested on pages 114 through 126 of the Amendment.
11.	Comment: We note your revised disclosure to footnote (d) and response to comment 29 of our letter dated July 11, 2007 regarding the basis and assumptions for your calculation of the estimated fair value of tangible and intangible assets being acquired from BabyUniverse. Please revise your footnote disclosure to include a detail summary of your calculation of the fair value of the net assets acquired of $1,816,408. Your revised disclosure did not include several aspects of our previous comment and they are being repeated. Please revise to allocate the $55,696,402 to separately disclose the respective amounts you currently estimate for goodwill and intangible assets. Please also revise your footnote disclosure to provide a summary of the amounts you allocated to each intangible asset. If you anticipate that you will record significant amounts of intangible assets with indefinite useful lives, tell us what those intangible assets represent and why you believe indefinite lives are appropriate. See paragraph 37 of SFAS 141.
Response: In response to the Staff’s comment, the Company has revised the footnote disclosure as requested on pages 117, 118, 123 and 124 of the Amendment.
Comparative Rights of BabyUniverse Shareholders and eToys Direct Stockholders, page 141
12.	Comment: We note your response to comment 37 in our letter dated July 11, 2007. Please advise us as to the changes that you propose to make to BabyUniverse’s articles of incorporation as reflected in the second amended and restated articles of incorporation, if any, as such changes have not been identified in the context of this disclosure. Alternatively, if the filing of the second amended and restated articles of incorporation simply constitutes a restatement of the articles as previously approved by shareholders, please state this.
Response: The second amended and restated articles of incorporation simply constitute a restatement of the articles to include an amendment that sets forth the number, designation, and relative rights, preferences and limitations of a series of the Company’s preferred stock designated as “Series A Convertible Preferred Stock”, which amendment was approved by the Board of Directors of the Company, filed with the Department of State of the State of Florida and did not require approval of the Company’s shareholders.
Information Regarding BabyUniverse Business, page 147

13.	Comment: We have read your response to comment 39 of our letter dated July 11, 2007 regarding the disclosure of financial data of similar products or services for each period presented. Your response is not clear to us since we understand that from your disclosure on page 151 of the filing that you sell various classes of similar products such as baby, toddler and maternity accessories, apparel, bedding, furniture, toys and gifts. Accordingly, it appears that you clearly have at least three categories of products: (1) baby; (2) toddler; and (3) maternity. In this regard, please revise your disclosure to include a tabular presentation for each period presented of the amount or percentage of total revenue contributed by each class of similar products or services. Refer to Item 101(c)(1)(i) of Regulation S-K.
Response: In response to the Staff’s comment, the Company has included the disclosure as requested on page 159 of the Amendment.
Information Regarding eToys Direct’s Business
Our Products, page 176
14.	Comment: We have read your response to comment 41 of our letter dated July 11, 2007 regarding the disclosure of financial data of similar products or services for each period presented. Your response is not clear to us since we understand from your disclosure on page 175 of the filing that you sell various classes of similar products such as toys, video games, electronics, party goods, movies, videos and baby products. Accordingly, please revise your disclosure to include a tabular presentation for each period presented of the amount or percentage of total revenue contributed by each class of similar products or services. Refer to Item 101(c)(1)(i) of Regulation S-K.
Response: In response to the Staff’s comment, the Company has included the disclosure as requested on page 185 of the Amendment.
Consolidated Financial Statements-eToys Direct, Inc.
Report of Independent Auditors, page F-49
15.	Comment: We note your revised disclosure and response to comments 46 and 49 of our letter dated July 11, 2007 and related restatement of previously issued financial statements as described in Note 2 and referenced in the audit report. However, we note that your auditor did not change the date of their report from March 29, 2007 when the audit report and financial statements were changed in connection with the restatement. Please coordinate with your independent registered public accounting firm so that it can reassess the need for a dual-dated or more recently dated report as a result of the restatement. Otherwise, please ask the independent registered public accounting firm to explain to us why a dual-dated or more recently dated report is not required under GAAS, as adopted by the PCAOB.

Response: In response to the Staff’s comment, eToys Direct, Inc. coordinated with its independent auditors, who reassessed the need for a dual-dated or more recently dated report as a result of the restatement. Because the restatement was only to comply with certain Regulation S-X reporting requirements and EITF Topic D-98 and because no additional audit procedures were performed, eToys Direct, Inc.’s independent auditors concluded that a dual-dated or more recently dated report was not required.
16.	Comment: We note that the audit report is not labeled “Report of Independent Registered Public Accounting Firm” as required by the PCAOB. Please coordinate with your auditor to revise accordingly. We also note that the report does not reference “auditing standards of the Public Company Accounting Oversight Board” as is now required by the PCAOB. Please also coordinate with your auditor to revise the report accordingly to comply with current guidelines. See AS1 and related Appendix issued by the PCAOB.
Response: In response to the Staff’s comment, eToys Direct, Inc.’s independent auditors have revised their opinion to conform with PCAOB standards.
Comparative Rights of BabyUniverse Shareholders and eToys Direct Stockholders, page 141
17.	Comment: We note your response to comment 37 in our letter dated July 11, 2007. Please advise us as to the changes that you propose to make to BabyUniverse’s articles of incorporation as reflected in the second amended and restated articles of incorporation, if any, as such changes have not been identified in the context of this disclosure. Alternatively, if the filing of the second amended and restated articles of incorporation simply constitutes a restatement of the articles as previously approved by shareholders, please state this.
Response: The second amended and restated articles of incorporation simply constitute a restatement of the articles to include an amendment that sets forth the number, designation, and relative rights, preferences and limitations of a series of the Company’s preferred stock designated as “Series A Convertible Preferred Stock”, which amendment was approved by the Board of Directors of the Company, filed with the Department of State of the State of Florida, and did not require approval of the Company’s shareholders.
Exhibit 8.1 and 8.2
18.	Comment: Since tax counsels are using short-form tax opinions, please revise the discussion entitled “Material U.S. Federal Income Tax Consequences” to state that it constitutes counsels’ opinion and identify counsels. The opinion of Wilkie Farr and Gallagher LLP should also be revised to confirm that the discussion in the prospectus under the heading indicated constitutes their opinion, as opposed to stating that they “confirm [their] opinion set forth in the discussion...”

Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 79 of the Amendment, and the opinion of Willkie Farr & Gallagher LLP has been revised as requested and is included as Exhibit 8.2 to the Amendment.
19.	Comment: The tax opinions assume the legal capacity of natural persons generally, including those of eToys and BabyUniverse. This assumption is overly broad. Counsel may make this assumption as to parties other than eToys and BabyUniverse, but not to the companies themselves. Please revise.
Response: In response to the Staff’s comment, the tax opinion of Willkie Farr & Gallagher LLP (“WF&G”) has been revised as requested and is included as Exhibit 8.2 to the Amendment. Bryan Cave LLP (“BC”) respectfully submits that it is not in a position to modify its tax opinion as requested, in virtue of the fact that BC is participating in this transaction only as special tax counsel to the Company, in contradistinction to the role of WF&G as counsel to eToys Direct, Inc. in this transaction, and in such limited role has not been retained to address, and has not addressed, issues of corporate authority on behalf of the Company. In support of its position with respect to this issue, BC also noted to us that the unqualified assumption appears, e.g., in the tax opinion rendered by Cravath, Swaine & Moore LLP (“Cravath”) on behalf of its client Sprint Corporation (“Sprint”), which is attached as an exhibit to the Registration Statement on Form S-4 relating to the 2005 merger transaction between Sprint and Nextel Communications, Inc. (File No. 333-123333), a transaction in which Cravath acted as counsel, and not special tax counsel, to Sprint.
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Should you have any further questions or comments regarding the captioned filing, please direct them to the undersigned at (310) 451-8302.
Very truly yours,
/s/ Brian A. Sullivan
Brian A. Sullivan, Esq.
Enclosure

cc:	Milwood Hobbs, Accountant
Michael Moran, Accounting Branch Chief
Scott Anderegg, Staff Attorney
Mara Ransom, Legal Branch Chief
Securities and Exchange Commission

John C. Textor, Chief Executive Officer and Chairman of the Board
Jonathan Teaford, Executive Vice President

BabyUniverse, Inc.

Michael J. Wagner, Chief Executive Officer
eToys Direct, Inc.

William H. Gump, Esq.
Thomas Mark, Esq.
Willkie Farr & Gallagher LLP
Counsel to eToys Direct, Inc.

D. Thomas Triggs, Esq.
Owen M. Lewis, Esq.
Sullivan & Triggs, LLP
Counsel to BabyUniverse, Inc.